Earnings Per Share (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income (loss)	$ (2,093,518)	$ 229,421	$ 1,878,804	$ (5,073,755)
Weighted average shares outstanding, basic	37,823,304	28,437,132	32,833,594	23,492,650
Effect of dilutive common stock equivalents		5,418,750	6,345,102
Adjusted weighted average shares outstanding, dilutive	37,823,304	33,855,882	39,228,696	23,492,650
Basic net income (loss) per share	$ (0.055)	$ 0.01	$ 0.06	$ (0.22)
Dilutive net income (loss) per share	$ (0.055)	$ 0.01	$ 0.05	$ (0.22)